Share-Based Compensation - Compensation Expense for all Employee and Director Share-based Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 116	$ 26
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	23	7
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	83	16
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	14
Director Deferred Share Units (DSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense		$ 3
Stock Appreciation Rights (SARs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ (4)